Shareholder's Equity (Details)	12 Months Ended
	Dec. 31, 2020 $ / shares shares	Dec. 31, 2020 ¥ / shares shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2019 ¥ / shares shares	Aug. 28, 2019 shares
Shareholder's Equity (Details) [Line Items]
Ordinary share authorized	500,000,000	500,000,000
Ordinary share par value (in Dollars per share) | $ / shares	$ 0.0001
Ordinary shares issued and outstanding	3,896,861
Ordinary shares	7,188,661
Converted into ordinary shares	24,425
Share incentive plan	6,030,670
Ordinary share conversion	499,892
Exercisable ordinary share (in Dollars per share) | $ / shares	$ 11.50
Warrant price per share (in Dollars per share) | $ / shares	0.01
Last sale price (in Dollars per share) | $ / shares	$ 16.50
Purchase of shares			300,000	300,000	33,002
Exercisable price (in Dollars per share) | (per share)		¥ 34.47	$ 11.50	¥ 41.51
Warrant [Member]
Shareholder's Equity (Details) [Line Items]
Warrants outstanding	4,673,225	4,673,225
Class A Ordinary Shares [Member]
Shareholder's Equity (Details) [Line Items]
Ordinary share authorized	400,000,000	400,000,000	400,000,000	400,000,000
Ordinary share par value (in Dollars per share) | $ / shares	$ 0.0001
Warrants outstanding	70,999,436	70,999,436	62,811,334	62,811,334
Class B Ordinary Shares [Member]
Shareholder's Equity (Details) [Line Items]
Ordinary share authorized	100,000,000	100,000,000	100,000,000	100,000,000
Ordinary share par value (in Dollars per share) | $ / shares	$ 0.0001
Warrants outstanding	9,452,407	9,452,407